Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 23,963	$ 22,636
Accounts receivable, net of allowances for accounts receivable of $2,094 and $2,413	60,085	62,045
Inventories, net	16,972	16,251
Deferred income taxes	0	278
Prepaid expenses	4,555	4,767
Other current assets	4,131	6,080
Total current assets	109,706	112,057
Property and equipment, net of accumulated depreciation of $202,457 and $214,697	57,590	59,520
Goodwill	212,608	212,608
Other intangible assets, net	17,946	23,841
Deferred financing fees, net	1,586	2,440
Deferred income taxes	74,196	1,110
Other assets	2,492	2,492
Total assets	476,124	414,068
Current liabilities:
Accounts payable	23,989	26,866
Accrued payroll and payroll-related expenses	12,118	13,765
Accrued expenses	19,194	22,793
Current portion of long-term debt and capital leases	14,374	27,969
Total current liabilities	69,675	91,393
Long-term debt and capital leases	158,604	175,916
Deferred income taxes	35,933	33,463
Other long-term liabilities	2,778	3,458
Total liabilities	$ 266,990	$ 304,230
Commitments and contingencies (Note 8)
ARC Document Solutions, Inc. stockholders’ equity:
Preferred stock, $0.001 par value, 25,000 shares authorized; 0 shares issued and outstanding	$ 0	$ 0
Common stock, $0.001 par value, 150,000 shares authorized; 47,130 and 46,800 shares issued and 47,029 and 46,723 shares outstanding	47	47
Additional paid-in capital	115,089	110,650
Retained earnings (deficit)	89,687	(7,353)
Accumulated other comprehensive loss	(2,097)	(161)
Total stockholders equity before adjustment of treasury stock	202,726	103,183
Less cost of common stock in treasury, 101 and 77 shares	612	408
Total ARC Document Solutions, Inc. stockholders’ equity	202,114	102,775
Noncontrolling interest	7,020	7,063
Total equity	209,134	109,838
Total liabilities and equity	$ 476,124	$ 414,068